OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
VAT receivables	$ 752	$ 941
Prepaid expenses and non-trade receivables	486	696
Financial amounts receivable	94	350
Income tax receivable	51	102
Receivables from public authorities	143	137
Receivables from sale of financial and intangible assets	78	153
Derivative financial instruments	353	268
Other	324	109
Total	2,281	$ 2,756
Advances to employees, accrued interest and emission rights held as current assets	$ 219